Lease liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease Liability
Lease liability

8. Lease liability

The Company has operating leases for a loader. Below is a summary of the Company’s lease liability as of March 31, 2023:

Leases

Balance, December 31, 2022	$-
Addition	114,920
Interest expense	3,611
Lease payments	(60,000)
Balance, March 31, 2023	58,531

10. Lease liability

The Company had an operating lease for office space that expired in 2022. Below is a summary of the Company’s lease liability as of December 31, 2022:

Office lease

Balance, December 31, 2020	$176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277
Addition	-
Interest expense	1,834
Lease payments	(64,828)
Foreign exchange loss	717
Balance, December 31, 2022	-